Investments - High Tide Inc. (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 14, 2019 CAD ($) $ / shares shares	Jun. 14, 2019 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($) year $ / shares	Jun. 30, 2021 CAD ($) year $ / shares shares	Nov. 01, 2022	Nov. 01, 2021	Jul. 23, 2020 $ / shares	Dec. 12, 2018 CAD ($) $ / shares
Disclosure of financial assets [line items]
Unrealized gain (loss) on derivative investments			$ (19,951)	$ 12,758
High Tide | July 2020 Debenture
Disclosure of financial assets [line items]
Debt restructuring agreement, royalty payment percentage						0.50%
Debt restructuring agreement, royalty payment, annual automatic percentage increase					0.50%
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)
Disclosure of financial assets [line items]
Unrealized gain (loss) on derivative investments			(19,951)	12,758
Repayment			(997)	(416)
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | High Tide | Level 2
Disclosure of financial assets [line items]
Unrealized gain (loss) on derivative investments			(9,226)	15,463
Repayment			(997)	(416)
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Unrealized gain (loss) on derivative investments			$ (7,800)	$ 9,300
Share price (in CAD per share) | $ / shares			$ 0.17	$ 0.66
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide | December 2018 Debentures
Disclosure of financial assets [line items]
Notional amount								$ 10,000
Interest rate								8.50%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares								$ 0.75
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide | June 2019 Debentures
Disclosure of financial assets [line items]
Notional amount		$ 1,000
Interest rate		10.00%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares		$ 0.75
Maturity, term		2 years
Number of warrants held by entity (in shares) | shares		1,333,333
Number of common shares per warrant (in shares)		1
Exercise price of warrants (in CAD per share) | $ / shares		$ 0.85
Warrants expiration period		2 years
Principal amount converted				$ 1,000
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide | November 2019 Debentures
Disclosure of financial assets [line items]
Notional amount	$ 2,000
Interest rate	10.00%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares	$ 0.25
Number of warrants held by entity (in shares) | shares	7,936,507
Number of common shares per warrant (in shares)	1
Exercise price of warrants (in CAD per share) | $ / shares	$ 0.50
Warrants expiration period	2 years
Principal amount converted				2,000
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide | July 2020 Debenture
Disclosure of financial assets [line items]
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares							$ 0.425
Proportion of ownership interest in investment, percentage restriction							25.00%
Financial assets, at fair value			$ 8,400	18,700
Service fees			$ 1,000	$ 400
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide | June 2019 Debentures And November 2019 Debentures
Disclosure of financial assets [line items]
Proportion of ownership interest in investment, percentage restriction	9.90%
Conversion of notes (in shares) | shares				9,269,840
Conversion price (in CAD per share) | $ / shares				$ 0.42
Financial assets, at fair value				$ 6,300
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Warrants | High Tide
Disclosure of financial assets [line items]
Exercise price of warrants (in CAD per share) | $ / shares				$ 0.85
Financial assets, at fair value				$ 2,800
Warrants, exercised (in shares) | shares				7,936,507
Exercise price of warrants (in CAD per share) | $ / shares				$ 0.50
Exercise cost of warrants				$ 4,000
Warrant expirations in period (in shares) | shares				1,333,333
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | High Tide
Disclosure of financial assets [line items]
Number of shares sold (in shares) | shares				18,650,197
Average share price (in CAD per share) | $ / shares				$ 0.64
Proceeds from sale of common shares				$ 11,800
Loss on sale of investment				1,300
Aggregate deemed cost of investments for which deemed cost is fair value				$ 13,100
Total shareholdings (in shares) | shares				0
Credit spread | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets			0.126	0.119
Dividend yield | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets			0	0
Historical volatility for shares | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets			0.94	1.02
Expected life | Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”) | Convertible Debentures | High Tide
Disclosure of financial assets [line items]
Significant unobservable input, assets | year			2.51	3.51